Pensions and Other Post-Employment Benefits - Summary of Changes in Assumptions Used on Benefit Obligations, Defined Benefit Pension and Post Retirement Costs (Details) (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019
Actuarial assumption of discount rates one [member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Decrease in discount rate	0.25%
Actuarial assumption of discount rates two [member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Decrease in discount rate	0.50%
Actuarial assumption of life expectancy rates [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in life expectancy	1 year
Actuarial assumption for future healthcare inflation [member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in rate of future healthcare inflation	1.00%
Actuarial assumption of expected rates of inflation [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in inflation	0.25%